As filed with the Securities and Exchange Commission on July 7, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number: 811-21499

                  NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND INC.
             (Exact Name of the Registrant as Specified in Charter)
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                      c/o Neuberger Berman Management Inc.
                  Neuberger Berman Dividend Advantage Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

   Arthur C. Delibert, Esq.                        Ellen Metzger, Esq.
   Kirkpatrick & Lockhart LLP                      Neuberger Berman, LLC
   1800 Massachusetts Avenue, N.W. 2nd Floor       605 Third Avenue
   Washington, DC 20036-1800                       New York, New York 10158-3698
                     (Names addresses of agents for service)

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS



SEMI-ANNUAL REPORT
APRIL 30, 2004

[NEUBERGER BERMAN LOGO]
A LEHMAN BROTHERS COMPANY

NEUBERGER BERMAN

DIVIDEND ADVANTAGE FUND INC.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

CHAIRMAN'S LETTER

Dear Fellow Shareholder,

We are pleased to present the first report of the Neuberger Berman Dividend Advantage Fund Inc., which commenced operations on March 30th, 2004. The report includes a portfolio commentary, a listing of the Fund's investments, and its financial statement for the reporting period.

The Fund seeks high total return, comprised of high current income, a portion of which may be qualified dividend income, and capital appreciation. Securities in the portfolio that meet the requirements for qualified dividend income are taxed at the same rates applicable to long-term capital gains, which can create a favorable tax situation for shareholders.

The Fund is built on a foundation of fundamental research. An Asset Allocation Committee takes responsibility for allocating assets between income-producing securities recommended by the Neuberger Berman, LLC Research Department and real estate company securities, a structure that we believe provides shareholders with an added level of confidence.

Thank you for entrusting your hard-earned assets to Neuberger Berman. We will continue to work hard at preserving and growing your capital.

Sincerely,


/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
NEUBERGER BERMAN DIVIDEND
ADVANTAGE FUND INC.

CONTENTS



THE FUND

CHAIRMAN'S LETTER                             1

PORTFOLIO COMMENTARY/
PERFORMANCE HIGHLIGHTS                        2

SCHEDULE OF INVESTMENTS/
TOP TEN EQUITY HOLDINGS                       5

FINANCIAL STATEMENTS                          8

FINANCIAL HIGHLIGHTS/
PER SHARE DATA                               16

DIVIDEND REINVESTMENT PLAN                   18

DIRECTORY                                    20

DIRECTORS AND OFFICERS                       21

PROXY VOTING POLICIES AND PROCEDURES         28


"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2004 Neuberger Berman Management Inc. All rights reserved.

DIVIDEND ADVANTAGE FUND INC.  PORTFOLIO COMMENTARY

          We would like to take this opportunity to welcome shareholders to the Neuberger Berman Dividend Advantage Fund Inc. (AMEX: NDD). The Fund has only been open for a short time, but we are pleased with the opportunities we are finding among the portfolio's two main areas of investment: stocks with dividend yields higher than the average dividend yield of the S&P 500 and income-producing securities issued by real estate companies.

          The Fund's investments in stocks with dividends greater than the S&P 500 are chosen from among those recommended by Neuberger Berman's Research Department. These securities are ranked in the firm's top two rating categories that the firm's research analysts believe will provide the greatest potential for price appreciation. Neuberger Berman's Chief Investment Officer heads the Asset Allocation Committee and along with a team of experienced professionals, makes the final selections for the portfolio.

          In our opinion, the portion of the portfolio that is invested in real estate company securities benefits from a distinct investment approach that combines securities analysis and direct real estate analysis with property sector diversification. Our real estate portfolio manager uses a disciplined valuation methodology that seeks attractively priced real estate securities relative to their historical growth rates and alternative property sectors. This segment of the portfolio broadly invests across available issuers, industries and property sectors in an effort to mitigate risk.

          We believe that the Fund's combination of equity securities and real estate company securities can provide attractive current income as well as the potential for capital appreciation. Its distinctive structure capitalizes on Neuberger Berman's strengths in bottom-up stock selection and asset allocation among the different portfolio segments.

          We thank you for entrusting your assets to our care. We will continue to work hard at providing you with peace of mind where your investments are concerned.

          Sincerely,


              NEUBERGER BERMAN DIVIDEND ADVANTAGE
                           FUND INC.
                  ASSET ALLOCATION COMMITTEE

 PERFORMANCE HIGHLIGHTS




                                                                    CUMULATIVE
                                                                  TOTAL RETURN
                                           INCEPTION DATE      SINCE INCEPTION


 NEUBERGER BERMAN NAV (1)
 DIVIDEND ADVANTAGE FUND                       03/25/2004              (3.77%)


                                                                    CUMULATIVE
                                                                  TOTAL RETURN
                                           INCEPTION DATE      SINCE INCEPTION

 MARKET PRICE (2)
 DIVIDEND ADVANTAGE FUND                       03/25/2004              (9.50%)


Closed-end funds, unlike open-end funds, are not continually offered. There is an initial public offering and once issued, common shares of closed-end funds are sold in the open market through a stock exchange.
The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

ENDNOTES

          (1)  Returns based on Net Asset Value ("NAV") of the Fund.

          (2) Returns based on price of Fund shares on the American Stock Exchange.

GLOSSARY OF INDICES

          S&P 500 INDEX: The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock markets' performance and includes a representative sample of leading companies in leading industries.

Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks, and that investors cannot invest directly in any index or average. Data about the performance of the index is prepared or obtained by Management and includes reinvestment of all dividends and capital gain distributions. The Fund may invest in many securities not included in its index.

SCHEDULE OF INVESTMENTS DIVIDEND ADVANTAGE FUND INC.

TOP TEN EQUITY HOLDINGS



    HOLDING                                         %

 1  Bedford Property Investors                    4.5

 2  Felcor Lodging Trust                          3.3

 3  Glimcher Realty Trust                         2.7

 4  EastGroup Properties                          1.8

 5  United Dominion Realty Trust                  1.7

 6  Abbott Laboratories                           1.7

 7  General Dynamics                              1.7

 8  BP PLC ADR                                    1.7

 9  ChevronTexaco Corp.                           1.7

10  ConocoPhillips                                1.6




          NUMBER OF SHARES                                                  MARKET VALUE +
                                                                           (000'S OMITTED)
          COMMON STOCKS (86.7%)

          AEROSPACE (3.3%)
               19,000 General Dynamics                                           $   1,779
               36,400 Lockheed Martin                                                1,736
                                                                                 ---------
                                                                                     3,515

          APARTMENTS (5.2%)
               18,000 Camden Property Trust                                            762
               32,500 Equity Residential                                               892
               30,000 Home Properties                                                1,120
               34,200 Post Properties                                                  920
              102,900 United Dominion Realty Trust                                   1,847
                                                                                 ---------
                                                                                     5,541

          AUTO/TRUCK REPLACEMENT PARTS (0.8%)
               25,300 Genuine Parts                                                    906

          BANKING & FINANCIAL (6.5%)
               10,200 Bank of America                                                  821
               32,300 Citigroup Inc.                                                 1,553
               15,000 Fifth Third Bancorp                                              805
               31,700 Friedman, Billings, Ramsey Group                                 587
               18,100 Northern Trust                                                   765
               11,900 SunTrust Banks                                                   810
               35,600 Wachovia Corp.                                                 1,629
                                                                                 ---------
                                                                                     6,970

          BUILDING MATERIALS (0.8%)
               21,600 York International                                               847

          COMMUNITY CENTERS (5.1%)
               24,000 BRE Properties                                                   761
               38,000 Developers Diversified Realty                                  1,245
               40,000 Heritage Property Investment Trust                             1,015
                9,000 Regency Centers                                                  341^^
               36,000 Tanger Factory Outlet Centers                                  1,375
               25,600 Weingarten Realty Investors                                      740
                                                                                 ---------
                                                                                     5,477

          CONSUMER DISCRETIONARY (2.3%)
               45,000 Mattel Inc.                                                      763
               35,700 V. F. Corp.                                                    1,648
                                                                                 ---------
                                                                                     2,411

          DIVERSIFIED (7.7%)
               40,400 Colonial Properties Trust                                      1,425
               29,200 Cooper Industries Class A                                      1,603
               69,000 Crescent Real Estate Equities                                  1,068
               54,500 General Electric                                               1,632
               29,000 iStar Financial                                                1,031
               29,500 Vornado Realty Trust                                           1,488
                                                                                 ---------
                                                                                     8,247

          ENERGY (5.7%)
               33,600 BP PLC ADR                                                 $   1,777
               19,400 ChevronTexaco Corp.                                            1,775
               24,600 ConocoPhillips                                                 1,754
               13,200 Kinder Morgan                                                    795
                                                                                 ---------
                                                                                     6,101

          FOOD & BEVERAGE (3.2%)
               16,800 Coca-Cola                                                        849
               15,700 Diageo PLC ADR                                                   856
               31,800 PepsiCo, Inc.                                                  1,733
                                                                                 ---------
                                                                                     3,438

          HEALTH CARE (4.2%)
               40,500 Abbott Laboratories                                            1,783
               35,000 Health Care Property Investors                                   836
               20,000 Health Care REIT                                                 639
               56,500 Ventas, Inc.                                                   1,248
                                                                                 ---------
                                                                                     4,506

          INDUSTRIAL (5.7%)
               43,100 Dover Corp.                                                    1,725
               66,000 EastGroup Properties                                           1,911
               31,000 First Industrial Realty Trust                                  1,043
               31,000 Keystone Property Trust                                          631
               22,300 Praxair, Inc.                                                    815
                                                                                 ---------
                                                                                     6,125

          OFFICE (10.3%)
               38,000 Arden Realty                                                   1,072^^
               41,000 Brandywine Realty Trust                                        1,039
               36,000 CarrAmerica Realty                                             1,026
               55,000 Glenborough Realty Trust                                       1,034
               47,000 Highwoods Properties                                           1,060
              109,000 HRPT Properties Trust                                          1,041
               35,000 Kilroy Realty                                                  1,097
               67,400 Koger Equity                                                   1,412
               28,000 Mack-Cali Realty                                               1,046
               35,000 Prentiss Properties Trust                                      1,121
                                                                                 ---------
                                                                                    10,948

          OFFICE--INDUSTRIAL (1.7%)
               65,700 Bedford Property Investors                                     1,780

          OFFICE EQUIPMENT (0.8%)
               19,800 Pitney Bowes                                                     866

          PHARMACEUTICAL (1.6%)
               47,400 Pfizer Inc.                                                    1,695

          PUBLISHING & BROADCASTING (2.4%)
               10,900 McGraw-Hill Cos.                                                 860
               56,800 R.R. Donnelley                                                 1,671
                                                                                 ---------
                                                                                     2,531


See Notes to Schedule of Investments


          NUMBER OF SHARES                                                  MARKET VALUE +
                                                                           (000'S OMITTED)
          REGIONAL MALLS (4.5%)
               16,600 CBL & Associates Properties                                $     834
               76,000 Glimcher Realty Trust                                          1,607
               27,900 Macerich Co.                                                   1,168
               36,000 Pennsylvania REIT                                              1,165
                                                                                 ---------
                                                                                     4,774

          SELF STORAGE (1.7%)
               24,000 Shurgard Storage Centers                                         799
               30,000 Sovran Self Storage                                            1,013
                                                                                 ---------
                                                                                     1,812

          TELECOMMUNICATIONS (3.2%)
               92,400 Sprint Corp.                                                   1,653
               45,700 Verizon Communications                                         1,725
                                                                                 ---------
                                                                                     3,378

          TRANSPORTATION (1.6%)
               26,400 Burlington Northern Santa Fe                                     863
               13,600 Union Pacific                                                    802
                                                                                 ---------
                                                                                     1,665

          UTILITIES (8.4%)
               40,700 Cinergy Corp.                                                  1,544
               26,200 Dominion Resources                                             1,672
               74,800 Duke Energy                                                    1,575
               24,300 Exelon Corp.                                                   1,627
               75,200 ONEOK, Inc.                                                    1,575
               29,400 TXU Corp.                                                      1,004
                                                                                 ---------
                                                                                     8,997

          TOTAL COMMON STOCKS
          (COST $96,508)                                                            92,530
                                                                                 ---------
          PREFERRED STOCKS (8.7%)

          APARTMENTS (1.1%)
               51,500 Apartment Investment &
                        Management, Ser. U                                           1,210

          COMMUNITY CENTERS (0.3%)
               12,000 Developers Diversified Realty,
                        Ser. I                                                         297^

          DIVERSIFIED (0.0%)
                2,000 Capital Automotive REIT, Ser. B                                   48

          LODGING (3.3%)
              147,500 Felcor Lodging Trust, Ser. A                                   3,518

          OFFICE--INDUSTRIAL (2.8%)
              125,000 Bedford Property Investors,
                        Ser. B                                                       2,999

          REGIONAL MALLS (1.2%)
               50,000 Glimcher Realty Trust, Ser. G                              $   1,231

          TOTAL PREFERRED STOCKS
          (COST $9,529)                                                              9,303
                                                                                 ---------


          PRINCIPAL AMOUNT

          SHORT-TERM INVESTMENTS (4.7%)

          $ 4,991,918 Neuberger Berman
                        Institutional Cash Fund
                        Trust Class (COST $4,992)                                    4,992#@
                                                                                 ---------

          TOTAL INVESTMENTS (100.1%)
          (COST $111,029)                                                           106,825##
          Liabilities, less cash, receivables
            and other assets [(0.1%)]                                                 (148)
                                                                                 ---------

          TOTAL NET ASSETS (100.0%)                                              $ 106,677
                                                                                 ---------

NOTES TO SCHEDULE OF INVESTMENTS

          +    Investments in securities by the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price on that day. Securities traded primarily on the NASDAQ Stock Market are normally valued by the
               Fund at the NASDAQ Official Closing Price ("NOCP") provided by
               NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes
               accurately reflects fair value. Numerous factors may be
               considered when determining the fair value of a security,
               including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of
               FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity
               securities in the wake of certain significant events.
               Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
          #    At cost, which approximates market value.
          ##   At April 30, 2004, the cost of investments for U.S. Federal income tax purposes was $111,029,000. Gross unrealized appreciation of investments was $1,092,000 and gross unrealized depreciation of investments was $5,296,000, resulting in net unrealized depreciation of $4,204,000, based on cost for U.S.
               Federal income tax purposes.
          @    Neuberger Berman Institutional Cash Fund is also managed by
               Neuberger Berman Management Inc. (see Note A of Notes to
               Financial Statements).
          ^    Security purchased on a when-issued basis. At April 30, 2004, these securities amounted to $297,000.
          ^^   Security is segregated as collateral for when-issued purchase commitments.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


NEUBERGER BERMAN                                                                   DIVIDEND ADVANTAGE
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                                         FUND

ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE* (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS:
     Unaffiliated issuers                                                          $          101,833
     Non-controlled affiliated issuers                                                          4,992
=====================================================================================================
                                                                                              106,825
     Dividends and interest receivable                                                            225
-----------------------------------------------------------------------------------------------------
     Prepaid expenses and other assets                                                              1
=====================================================================================================
TOTAL ASSETS                                                                                  107,051
=====================================================================================================
LIABILITIES
     Payable for securities purchased                                                             300
     Payable to investment manager--net (Note B)                                                   34
-----------------------------------------------------------------------------------------------------
     Payable to administrator (Note B)                                                             22
     Accrued expenses and other payables                                                           18
=====================================================================================================
TOTAL LIABILITIES                                                                                 374
=====================================================================================================
NET ASSETS AT VALUE                                                                $          106,677
=====================================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                                                               $          110,648
     Undistributed net investment income (loss)                                                   205
-----------------------------------------------------------------------------------------------------
     Accumulated net realized gains (losses) on investments                                        28
     Net unrealized appreciation (depreciation) in value of investments                        (4,204)
=====================================================================================================
NET ASSETS AT VALUE                                                                $          106,677
=====================================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE; 1,000,000,000 SHARES AUTHORIZED)                          5,805
=====================================================================================================
NET ASSET VALUE PER SHARE OUTSTANDING                                              $            18.38
=====================================================================================================
*COST OF INVESTMENTS:
     Unaffiliated issuers                                                          $          106,037
     Non-controlled affiliated issuers                                                          4,992
=====================================================================================================
TOTAL COST OF INVESTMENTS                                                          $          111,029
=====================================================================================================


See Notes to Financial Statements

NEUBERGER BERMAN FOR THE PERIOD FROM MARCH 30, 2004 (COMMENCEMENT OF OPERATIONS)
                                                   TO APRIL 30, 2004 (UNAUDITED)

STATEMENT OF OPERATIONS


NEUBERGER BERMAN                                                                   DIVIDEND ADVANTAGE
(000'S OMITTED)                                                                                  FUND
INVESTMENT INCOME
Dividend income                                                                    $              267
Interest income (Note A)                                                                           18
-----------------------------------------------------------------------------------------------------
Income from investments in affiliated issuers (Note A)                                              6
=====================================================================================================
Total income                                                                                      291
=====================================================================================================

EXPENSES:
Investment management fee (Note B)                                                                 57
Administration fee (Note B)                                                                        24
-----------------------------------------------------------------------------------------------------
Audit fees                                                                                          5
Custodian fees (Note B)                                                                             8
-----------------------------------------------------------------------------------------------------
Directors' fees and expenses                                                                        2
Legal fees                                                                                          2
-----------------------------------------------------------------------------------------------------
Shareholder reports                                                                                 3
Stock transfer agent fees                                                                           3
-----------------------------------------------------------------------------------------------------
Miscellaneous                                                                                       2
=====================================================================================================
Total expenses                                                                                    106

Investment management fee waived (Note B)                                                         (20)
Expenses reduced by custodian fee expense offset arrangement (Note B)                              (0)
=====================================================================================================
Total net expenses                                                                                 86
=====================================================================================================
Net investment income                                                                             205
=====================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment securities sold in unaffiliated issuers                     28
Change in net unrealized appreciation (depreciation) in value of:
-----------------------------------------------------------------------------------------------------
       Investment securities (Note A)                                                          (4,204)
       ==============================================================================================
Net gain (loss) on investments                                                                 (4,176)
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $           (3,971)
=====================================================================================================


See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

STATEMENT OF CHANGES IN NET ASSETS


                                                                              DIVIDEND ADVANTAGE FUND
                                                                              -----------------------
                                                                                          PERIOD FROM
                                                                                       MARCH 30, 2004
                                                                                        (COMMENCEMENT
                                                                                    OF OPERATIONS) TO
NEUBERGER BERMAN                                                                       APRIL 30, 2004
(000'S OMITTED)                                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                                                       $              205
Net realized gain (loss) on investments                                                            28
-----------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments                            (4,204)
=====================================================================================================
Net increase (decrease) in net assets resulting from operations                                (3,971)
=====================================================================================================
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from initial capitalization (Note D)                                                 100
Net proceeds from issuance of common shares                                                   110,548
=====================================================================================================
Total net proceeds from capital share transactions                                            110,648
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                         106,677

NET ASSETS:
Beginning of period                                                                                --
=====================================================================================================
End of period                                                                      $          106,677
=====================================================================================================
Undistributed net investment income (loss) at end of period                        $              205
=====================================================================================================


See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS DIVIDEND ADVANTAGE FUND INC.

               NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

           1 GENERAL: Neuberger Berman Dividend Advantage Fund Inc. (the "Fund") was organized as a Maryland corporation on January 29, 2004 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund had no operations until March 30, 2004, other than matters relating to its organization and the sale on March 8, 2004 of 5,236 shares of common stock for $100,008 ($19.10 per share) to Neuberger Berman, LLC ("Neuberger"), the Fund's sub-adviser. The Board of Directors of the Fund may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

               The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

           2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Schedule of Investments.

           3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

           4 FEDERAL INCOME TAXES: It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

           5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare and pay quarterly distributions to common shareholders. The Fund has adopted a policy to pay common shareholders a stable distribution. In an effort to maintain a stable distribution amount, distributions may consist of net investment income, realized gains and paid-in capital. The Fund may pay distributions in excess of those required by its stable distribution policy to avoid excise tax or to satisfy the requirements of Subchapter M of the Internal Revenue Code. Income dividends and capital gain distributions to common shareholders are recorded on the ex-dividend date. Net realized capital gains, if any, will be offset by capital loss carryforwards. Any such offset will not reduce the level of the stable distribution paid by the Fund.

               The Fund invests a significant portion of its assets in securities issued by real estate companies, including real estate investment trusts. After calendar year-end, real estate companies often recharacterize the nature of the distributions paid during that year, frequently with the result that distributions previously identified as income are recharacterized as return of capital and/or capital gain. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to Fund shareholders on Form 1099.

               The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

               Subsequent to April 30, 2004, the Fund on May 7, 2004 declared a dividend to common shareholders in the amount of $0.30 per share payable June 15, 2004, to shareholders of record on May 27, 2004, with an ex-dividend date of May 25, 2004.

           6 EXPENSE ALLOCATION: Some bills are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Fund, are allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

           7 REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

           8 TRANSACTIONS WITH OTHER FUNDS MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same Board members as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. For any cash that the Fund invests in the Cash Fund, Management waives a portion of its management fee equal to the management fee it receives from the Cash Fund on those assets. For the period from March 30, 2004 to April 30, 2004, such waived fees amounted to $737. For the period from March 30, 2004 to April 30, 2004, income earned on this investment amounted to $5,706 and is reflected in the Statement of Operations under the caption Income from investments in affiliated issuers.

           9 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which the Fund's offering costs for common stock (other than sales load) exceed $0.04 per share. The costs incurred by Management were approximately $531,958. Offering costs for common stock paid by the Fund were charged as a reduction of common stock paid-in-capital at the completion of the Fund's offering and amounted to $232,209. As of April 30, 2004, total offering costs of $209 remain payable by the Fund.

          10 CONCENTRATION OF RISK: The Fund may, for cash management purposes, during a reasonable start-up period following the initial offering, or for defensive purposes, temporarily hold all or a substantial portion of its assets in cash, short-term money market instruments, including shares of money market funds that are managed by Management, or in debt securities. The ability of the issuers of the money market instruments and debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

               Following the start-up period, under normal market conditions, the Fund's investments will be primarily concentrated in 1) income-producing securities recommended by the Neuberger Berman, LLC Research Department that, at the time of investment, have a dividend yield greater than the average dividend yield of the S&P 500 Composite Stock Index and 2) income-producing common equity securities, preferred equity securities, securities convertible into equity securities and non-convertible debt securities issued by companies deriving the majority of their revenue from the ownership, construction, financing, management and/or sale of commercial, industrial, and/or residential real estate. The value of Fund shares may fluctuate more due to economic, legal, cultural, or technological developments affecting the United States real estate industry or a segment of the real estate industry in which the fund owns a substantial position, than would the shares of a fund not concentrated in the real estate industry.

               NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH AFFILIATES:

               The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.60% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the liquidation value of any preferred shares outstanding is not considered a liability.

               Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the following annual rates:



                   FISCAL PERIOD OR YEAR ENDED                  % OF AVERAGE
                            OCTOBER 31,                     DAILY MANAGED ASSETS
               -----------------------------------------------------------------

                            2004 - 2008                                0.20
                               2009                                    0.14
                               2010                                    0.07

               Management has not agreed to waive any portion of its fees beyond October 31, 2010.

               For the period from March 30, 2004 to April 30, 2004, such waived fees amounted to $19,130.

               The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.25% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

               Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, are indirect wholly owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Directors of the Fund are also employees of Neuberger and/or Management.

               The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. There were no amounts recaptured for the period from March 30, 2004 to April 30, 2004.

               The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $1.

               NOTE C--SECURITIES TRANSACTIONS:

               During the period from March 30, 2004 to April 30, 2004, there were purchase and sale transactions (excluding short-term securities) of $109,175,000 and $3,088,000, respectively.

               During the period from March 30, 2004 to April 30, 2004, brokerage commissions on securities transactions amounted to $148,460, of which Neuberger received $730, Lehman received $30,163, and other brokers received $117,567.

               NOTE D--CAPITAL:

               At April 30, 2004, the common shares outstanding and the common shares owned by Neuberger for the Fund were as follows:



                                           COMMON SHARES          COMMON SHARES
                                             OUTSTANDING     OWNED BY NEUBERGER

                                               5,805,236                  5,236

               Transactions in common shares for the period from March 30, 2004 to April 30, 2004 were as follows:


                                                                      COMMON SHARES ISSUED IN CONNECTION WITH:
                                                                      UNDERWRITERS' EXERCISE  REINVESTMENT OF      NET INCREASE
                                                                           OF OVER-ALLOTMENT    DIVIDENDS AND  IN COMMON SHARES
                     INITIAL CAPITALIZATION  INITIAL PUBLIC OFFERING                  OPTION    DISTRIBUTIONS       OUTSTANDING
                                      5,236                5,800,000                      --               --         5,805,236

               NOTE E--USE OF LEVERAGE:

               Subject to market conditions, the Fund intends to offer preferred shares representing approximately 33% of the Fund's capital after issuance. The Fund also may add leverage to the portfolio through the utilization of derivative instruments. The Fund may issue preferred shares so long as after their issuance the liquidation value of the preferred shares, plus the aggregate amount of senior securities representing indebtedness, does not exceed 50% of the Fund's capital. Once preferred shares are issued and/or other forms of leverage are used, the asset value and market price of the common shares and the yield to common stockholders will be more volatile. The costs of issuing any preferred shares will be borne by common stockholders.

               NOTE F--UNAUDITED FINANCIAL INFORMATION:

               The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS DIVIDEND ADVANTAGE FUND INC.

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements.


                                                                                          PERIOD FROM
                                                                                      MARCH 30, 2004^
                                                                                         TO APRIL 30,
                                                                                   ------------------
                                                                                                 2004
                                                                                          (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                                               $            19.10
                                                                                   ------------------
INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                                                      .04
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED AND UNREALIZED)                                 (.72)
                                                                                   ------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                 (.68)
                                                                                   ------------------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                        (.04)
                                                                                   ------------------
NET ASSET VALUE, END OF PERIOD                                                     $            18.38
                                                                                   ------------------
MARKET VALUE, END OF PERIOD                                                        $            18.10
                                                                                   ------------------
TOTAL RETURN, NET ASSET VALUE+                                                                  -3.77%**
TOTAL RETURN, MARKET VALUE+                                                                     -9.50%**

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)                                            $            106.7
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#                                                    .89%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS++                                                     .89%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                                      2.14%*
PORTFOLIO TURNOVER RATE                                                                             4%


See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS DIVIDEND ADVANTAGE FUND INC.

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower if Management had not waived a portion of the investment management fee. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ After waiver of a portion of the investment management fee. Had Management not undertaken such action, the annualized ratio of net expenses to average daily net assets would have been:



                                          PERIOD ENDED
                                             APRIL 30,
                                               2004(1)

                                                  1.10%


(1)  Period from March 30, 2004 to April 30, 2004.

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

DIVIDEND REINVESTMENT PLAN

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Dividend Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the dividend payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the dividend reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

DIRECTORY

INVESTMENT MANAGER AND ADMINISTRATOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877.461.1899 or 212.476.8800

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

STOCK TRANSFER AGENT
Bank of New York
101 Barclay Street, 11-E
New York, NY 10286

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1221

DIRECTORS AND OFFICERS (UNAUDITED)

The following tables set forth information concerning the directors and officers of the Fund. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman, LLC. The Statement of Additional Information for each Fund includes additional information about fund directors and is available upon request, without charge, by calling (877) 461-1899.


THE BOARD OF DIRECTORS


                                                                         NUMBER OF
                                                                       PORTFOLIOS IN
                                                                       FUND COMPLEX
  NAME, AGE, ADDRESS (1)                                                OVERSEEN BY        OTHER DIRECTORSHIPS HELD OUTSIDE
  AND POSITION WITH FUND           PRINCIPAL OCCUPATION(S) (2)           DIRECTOR              FUND COMPLEX BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------

                                                            CLASS I

INDEPENDENT FUND DIRECTORS*
Faith Colish (68)           Counsel, Carter Ledyard & Milburn LLP           38         Director, American Bar Retirement
Director                    (law firm) since October 2002; formerly,                   Association (ABRA) since 1997 (not-for-
                            Attorney at Law and President, Faith                       profit membership association).
                            Colish, A Professional Corporation, 1980
                            to 2002.

C. Anne Harvey (66)         Consultant, C. A. Harvey Associates,            38         Formerly, Member, Individual Investors
Director                    since June 2001; formerly, Director,                       Advisory Committee to the New York Stock
                            AARP, 1978 to December 2001.                               Exchange Board of Directors, 1998 to
                                                                                       June 2002; President, Board of
                                                                                       Associates to The National
                                                                                       Rehabilitation Hospital's Board of
                                                                                       Directors, since 2002; Member, American
                                                                                       Savings Education Council's Policy Board
                                                                                       (ASEC), 1998-2000; Member, Executive
                                                                                       Committee, Crime Prevention Coalition of
                                                                                       America, 1997-2000.

Cornelius T. Ryan (72)      Founding General Partner, Oxford                38         Director, Capital Cash Management Trust
Director                    Partners and Oxford Bioscience Partners                    (money market fund), Naragansett Insured
                            (venture capital partnerships) and                         Tax-Free Income Fund, Rocky Mountain
                            President, Oxford Venture Corporation.                     Equity Fund, Prime Cash Fund, several
                                                                                       private companies and QuadraMed
                                                                                       Corporation (NASDAQ).

Peter P. Trapp (59)         Regional Manager for Atlanta Region,            38         None.
Director                    Ford Motor Credit Company since August
                            1997; formerly, President, Ford Life
                            Insurance Company, April 1995 until
                            August 1997.



                                                                         NUMBER OF
                                                                       PORTFOLIOS IN
                                                                       FUND COMPLEX
  NAME, AGE, ADDRESS (1)                                                OVERSEEN BY        OTHER DIRECTORSHIPS HELD OUTSIDE
  AND POSITION WITH FUND           PRINCIPAL OCCUPATION(S) (2)           DIRECTOR              FUND COMPLEX BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------

DIRECTOR WHO IS AN "INTERESTED PERSON"
Peter E. Sundman* (44)      Executive Vice President, Neuberger             38         Director, Neuberger Berman Inc. (holding
Chief Executive Officer,    Berman Inc. (holding company) since                        company) from October 1999 through March
Director and Chairman of    1999; Head of Neuberger Berman Inc.'s                      2003; President and Director, NB
the Board                   Mutual Funds and Institutional Business                    Management since 1999; Director and Vice
                            since 1999; Executive Vice President,                      President, Neuberger & Berman Agency,
                            Neuberger Berman since 1999; Principal,                    Inc. since 2000.
                            Neuberger Berman from 1997 until 1999;
                            Senior Vice President, NB Management
                            from 1996 until 1999.

                                                            CLASS II

INDEPENDENT FUND DIRECTORS*

John Cannon (74)            Consultant. Formerly, Chairman and Chief        38         Independent Trustee or Director of three
Director                    Investment Officer, CDC Investment                         series of OppenheimerFunds: Limited Term
                            Advisors (registered investment                            New York Municipal Fund, Rochester Fund
                            adviser), 1993-January 1999; prior                         Municipals, and Oppenheimer Convertible
                            thereto, President and Chief Executive                     Securities Fund, since 1992.
                            Officer, AMA Investment Advisors, an
                            affiliate of the American Medical
                            Association.

Barry Hirsch (71)           Attorney at Law. Formerly, Senior               38         None.
Director                    Counsel, Loews Corporation (diversified
                            financial corporation) May 2002 until
                            April 2003; formerly, Senior Vice
                            President, Secretary and General
                            Counsel, Loews Corporation.




                                                                         NUMBER OF
                                                                       PORTFOLIOS IN
                                                                       FUND COMPLEX
  NAME, AGE, ADDRESS (1)                                                OVERSEEN BY        OTHER DIRECTORSHIPS HELD OUTSIDE
  AND POSITION WITH FUND           PRINCIPAL OCCUPATION(S) (2)           DIRECTOR              FUND COMPLEX BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (54)        General Partner, Seip Investments LP (a         38         Director, H&R Block, Inc. (financial
Director                    private investment partnership);                           services company) since May 2001;
                            formerly, President and CEO, Westaff,                      Director, Forward Management, Inc.
                            Inc. (temporary staffing), May 2001 to                     (asset management) since 2001; formerly,
                            January 2002; Senior Executive at the                      Director, General Magic (voice
                            Charles Schwab Corporation from 1983 to                    recognition software) November 2001
                            1999, including Chief Executive Officer,                   until 2002; Director, E-Finance
                            Charles Schwab Investment Management,                      Corporation (credit decisioning
                            Inc. and Trustee, Schwab Family of Funds                   services) 1999-2003; Director,
                            and Schwab Investments from 1997 to 1998                   Save-Daily.com (micro investing
                            and Executive Vice President-Retail                        services) 1999-2003; Director, Offroad
                            Brokerage, Charles Schwab Investment                       Capital Inc. (pre-public internet
                            Management from 1994 to 1997.                              commerce company).

DIRECTORS WHO IS AN "INTERESTED PERSON"

Jack L. Rivkin* (63)        Executive Vice President and Chief              38         Director, Dale Carnegie and Associates,
President and Director      Investment Officer, Neuberger Berman                       Inc. (private company) since 1998;
                            Inc. (holding company) since 2002 and                      Director, Emagin Corp. (public company)
                            2003, respectively; Executive Vice                         since 1997; Director, Solbright, Inc.
                            President and Chief Investment Officer,                    (private company) since 1998; Director,
                            Neuberger Berman since 2002 and 2003,                      Infogate, Inc. (private company) since
                            respectively; Director and Chairman, NB                    1997.
                            Management since December 2002;
                            formerly, Executive Vice President,
                            Citigroup Investments, Inc. from
                            September 1995 to February 2002;
                            Executive Vice President, Citigroup Inc.
                            from September 1995 to February 2002.

                                                           CLASS III

INDEPENDENT FUND DIRECTORS*

Walter G. Ehlers (71)       Consultant; Retired President and               38         None.
Director                    Trustee, Teachers Insurance & Annuity
                            (TIAA) and College Retirement Equities
                            Fund (CREF).

Robert A. Kavesh (76)       Marcus Nadler Professor of Finance and          38         Director, DEL Laboratories, Inc.
Director                    Economics Emeritus, New York University                    (cosmetics and pharmaceuticals) since
                            Stern School of Business.                                  1978; Director, The Caring Community
                                                                                       (not-for-profit).


                                                                         NUMBER OF
                                                                       PORTFOLIOS IN
                                                                       FUND COMPLEX
  NAME, AGE, ADDRESS (1)                                                OVERSEEN BY        OTHER DIRECTORSHIPS HELD OUTSIDE
  AND POSITION WITH FUND           PRINCIPAL OCCUPATION(S) (2)           DIRECTOR              FUND COMPLEX BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (67)       Retired. Formerly, Vice President and           38         Director, WHX Corporation (holding
Director                    Special Counsel, WHX Corporation                           company) since August 2002; Director,
                            (holding company) 1993-2001.                               Webfinancial Corporation (holding
                                                                                       company) since December 2002; Director,
                                                                                       State Theatre of New Jersey
                                                                                       (not-for-profit theater) since 2000;
                                                                                       formerly, Director, Kevlin Corporation
                                                                                       (manufacturer of microwave and other
                                                                                       products).

William E. Rulon (71)       Retired. Senior Vice President,                 38         Director, Pro-Kids Golf and Learning
Director                    Foodmaker, Inc. (operator and franchiser                   Academy (teach golf and computer usage
                            of restaurants) until January 1997.                        to "at risk" children) since 1998;
                                                                                       formerly, Director, Prandium, Inc.
                                                                                       (restaurants) from March 2001 until July
                                                                                       2002.

Candace L. Straight (56)    Private investor and consultant                 38         Director, The Proformance Insurance
Director                    specializing in the insurance industry;                    Company (personal lines property and
                            formerly, Advisory Director, Securitas                     casualty insurance company) since March
                            Capital LLC (a global private equity                       2004; Director, Providence Washington
                            investment firm dedicated to making                        (property and casualty insurance
                            investments in the insurance sector)                       company) since December 1998; Director,
                            1998 until December 2002.                                  Summit Global Partners (insurance
                                                                                       brokerage firm) since October 2000.



                                                                         NUMBER OF
                                                                       PORTFOLIOS IN
                                                                       FUND COMPLEX
  NAME, AGE, ADDRESS (1)                                                OVERSEEN BY        OTHER DIRECTORSHIPS HELD OUTSIDE
  AND POSITION WITH FUND           PRINCIPAL OCCUPATION(S) (2)           DIRECTOR              FUND COMPLEX BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Edward I. O'Brien* (75)     Formerly, Member, Investment Policy             38         Director, Legg Mason, Inc. (financial
Director                    Committee, Edward Jones 1993-2001;                         services holding company) since 1993;
                            President, Securities Industry                             formerly, Director, Boston Financial
                            Association ("SIA") (securities                            Group (real estate and tax shelters)
                            industry's representative in government                    1993-1999.
                            relations and regulatory matters at the
                            federal and state levels) 1974-1992;
                            Adviser to SIA, November 1992-November
                            1993.

* Indicates a director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice President of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds or accounts for which NB Management serves as investment manager.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each person has held the positions shown for at least the last five years. The Board of Directors shall at all times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meetings of stockholders held in 2006, 2004, and 2005 respectively, and at each third annual meeting of stockholders thereafter.

INFORMATION ABOUT THE OFFICERS OF THE FUND (OTHER THAN THOSE LISTED ABOVE)


                                           POSITION AND
  NAME, AGE, AND ADDRESS (1)        LENGTH OF TIME SERVED (2)                        PRINCIPAL OCCUPATION(S)
-----------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (47)          Secretary since 2002               Vice President-Mutual Fund Board Relations, NB Management
                                                                    since 2000; Vice President, Neuberger Berman since 2002
                                                                    and employee since 1999; Vice President, NB Management
                                                                    from 1986 to 1999; Secretary, eleven registered
                                                                    investment companies for which NB Management acts as
                                                                    investment manager and administrator (four since 2002,
                                                                    three since 2003, and one since 2004).

Robert Conti (47)                Vice President since 2002          Senior Vice President, Neuberger Berman since 2003; Vice
                                                                    President, Neuberger Berman from 1999 until 2003; Senior
                                                                    Vice President, NB Management since 2000; Controller, NB
                                                                    Management until 1996; Treasurer, NB Management from 1996
                                                                    until 1999; Vice President, eleven registered investment
                                                                    companies for which NB Management acts as investment
                                                                    manager and administrator (three since 2000, four since
                                                                    2002, three since 2003, and one since 2004).

Brian P. Gaffney (50)            Vice President since 2002          Managing Director, Neuberger Berman since 1999; Senior
                                                                    Vice President, NB Management since 2000; Vice President,
                                                                    NB Management from 1997 until 1999; Vice President,
                                                                    eleven registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (three since 2000, four since 2002, three since 2003, and
                                                                    one since 2004).

Sheila R. James (38)             Assistant Secretary since 2002     Employee, Neuberger Berman since 1999; Employee, NB
                                                                    Management from 1991 to 1999; Assistant Secretary, eleven
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (seven since
                                                                    2002, three since 2003, and one since 2004).

Kevin Lyons (48)                 Assistant Secretary since 2003     Employee, Neuberger Berman since 1999; Employee, NB
                                                                    Management from 1993 to 1999; Assistant Secretary, eleven
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (ten since
                                                                    2003 and one since 2004).



                                           POSITION AND
  NAME, AGE, AND ADDRESS (1)        LENGTH OF TIME SERVED (2)                        PRINCIPAL OCCUPATION(S)
-----------------------------------------------------------------------------------------------------------------------------
John M. McGovern (34)            Assistant Treasurer since 2002     Vice President, Neuberger Berman since 2004; Employee, NB
                                                                    Management since 1993; Assistant Treasurer, eleven
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (seven since
                                                                    2002, three since 2003, and one since 2004).

Barbara Muinos (45)              Treasurer and Principal            Vice President, Neuberger Berman since 1999; Assistant
                                 Financial and Accounting Officer   Vice President, NB Management from 1993 to 1999;
                                 since 2002                         Treasurer and Principal Financial and Accounting Officer,
                                                                    eleven registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (seven since 2002, three since 2003, and one since 2004);
                                                                    Assistant Treasurer, three registered investment
                                                                    companies for which NB Management acts as investment
                                                                    manager and administrator from 1996 until 2002.

Frederic B. Soule (57)           Vice President since 2002          Senior Vice President, Neuberger Berman since 2003; Vice
                                                                    President, Neuberger Berman from 1999 until 2003; Vice
                                                                    President, NB Management from 1995 until 1999; Vice
                                                                    President, eleven registered investment companies for
                                                                    which NB Management acts as investment manager and
                                                                    administrator (three since 2000, four since 2002, three
                                                                    since 2003, and one since 2004).

Trani Jo Wyman (34)              Assistant Treasurer since 2002     Employee, NB Management since 1991; Assistant Treasurer,
                                                                    eleven registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (seven since 2002, three since 2003, and one since 2004).


----------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com [http://www.nb.com].

                                                [NEUBERGER BERMAN LOGO]
                                                A LEHMAN BROTHERS COMPANY

                                                NEUBERGER BERMAN MANAGEMENT INC.
                                                605 Third Avenue 2nd Floor
                                                New York, NY 10158-0180
                                                INTERNAL SALES & SERVICES
                                                877.461.1899

                                                www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund.

                                                [RECYCLED SYMBOL] E0099 06/04

ITEM 2. CODE OF ETHICS

Not Applicable.  Only required in an annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.  Only required in an annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.  Only required in an annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.  Only required in an annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Yet Applicable.  Item applies to periods ending on or after July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.  Only required in an annual report.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Yet Applicable.  Item applies to periods ending on or after June 15, 2004.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)(1) Not Applicable.  Only required in an annual report.

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto

(b) The certification required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act is attached hereto.

The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act is not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Dividend Advantage Fund Inc.

By:   /s/ Peter E. Sundman
      -----------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/ Peter E. Sundman
      -----------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 28, 2004



By:   /s/ Barbara Muinos
      ------------------
      Barbara Muinos
      Treasurer and Principal Financial
      and Accounting Officer

Date: June 28, 2004